Acquisition of subsidiaries - Assets and liabilities (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Jul. 31, 2025 CNY (¥)	Jul. 17, 2025 CNY (¥)	Jul. 17, 2025 EUR (€)
Miniso Winky Italy S.r.l.
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Cash and cash equivalents	¥ 4,323,000
Trade and other receivables	65,528,000
Inventories	38,521,000
Trade and other payables	(54,466,000)
Contract Liabilities	(48,000)
Loans and borrowings	(38,246,000)
Total identifiable net assets acquired	15,612,000
Goodwill on acquisition (Note 14)	23,419,000
Fair value of previously held 49% equity interest	16,346,000
Satisfied by offset of an existing receivable due	22,685,000
Miniso France.
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Property, plant and equipment (Note 11)	20,721,000
Interest in an equity-accounted investee	4,890,000
Cash and cash equivalents	3,497,000
Trade and other receivables	18,986,000
Inventories	24,198,000
Trade and other payables	(41,896,000)
Contract Liabilities	(1,789,000)
Loans and borrowings	(12,522,000)
Total identifiable net assets acquired	16,085,000
Goodwill on acquisition (Note 14)	181,371,000
Satisfied by cash	197,456,000		¥ 197,456,000	€ 23,500,000
Target Entity
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Property, plant and equipment (Note 11)	103,000
Intangible assets (Note 13)	75,000,000
Cash and cash equivalents	3,460,000
Trade and other receivables	1,565,000
Trade and other payables	(3,090,000)
Contract Liabilities	(7,000)
Current taxation	(363,000)
Total identifiable net assets acquired	76,668,000
Non-controlling interest	36,988,000
Satisfied by cash	¥ 39,680,000	¥ 39,680,000